Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities
The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

(in thousands)	Fair Value Measurements at December 31 , 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Short-term investments	849	70,381	—	71,230

	$ 1,736	$ 70,381	$ —	$ 72,117

Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953

	$1,555	$953	$—	$2,508

(in thousands)	Fair Value Measurements at December 31 , 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448

	$515	$69,448	$—	$69,963

Liabilities:
Derivative liability	$—	$—	$971	$971

	$—	$—	$971	$971

Schedule of Valuation Assumptions
The fair value of the derivative liability as of October 17, 2022 and December 27, 2023 was determined using the following assumptions:

October 17 , 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

December 27 , 2023
Exchange closing price	$11.98
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	15.1%

Schedule of Change in Fair Value of Derivative Liability
The following table shows the change in the fair value of the derivative liability for the year ended December 31, 2023 and December 31, 2022:

(in thousands)	Amount
Balance as of December 31 , 2021	$—
Issuance of derivative instrument	$1,441
Change in fair value of derivative liability	$(470)

Balance as of December 31 , 2022	$971

Change in fair value of derivative liability	14,589
Derecognition of derivative liability	$(15,560)

Balance as of December 31 , 2023	$—